Employee benefits (Details 4) - Medical Benefits [Member] $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Actuarial assumption of discount rates [member] | Increase In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	$ (896)
Current Service cost and interest cost	(25)
Actuarial assumption of discount rates [member] | Decrease In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	1,092
Current Service cost and interest cost	30
Actuarial assumption of medical cost trend rates [member] | Increase In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	1,215
Current Service cost and interest cost	87
Actuarial assumption of medical cost trend rates [member] | Decrease In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	(1,003)
Current Service cost and interest cost	$ (71)